PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 1,904	$ 1,590
Less: Accumulated depreciation	(1,102)	(908)
Property, plant and equipment, net	802	682
Depreciation	209	197
Plant and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	1,633	1,316
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	245	248
Computer hardware and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	26	26
Research and development
Property, Plant and Equipment [Line Items]
Depreciation	$ 209	$ 197